ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)
AZL ® Small Cap Stock Index Fund
(the “Fund”)

Supplement dated September 3, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) dated May 1, 2025, each as supplemented

This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus,  prospectus and SAI and retained for future reference.

At a meeting held on August 19, 2025, the Board of Trustees (the “Board”) of the Trust approved a reverse share split of two to one (2:1) of the issued and outstanding Class 1 shares of the Fund (the “Reverse Share Split”), pursuant to which shareholders of Class 1 shares of the Fund will receive one Class 1 share in exchange for every two Class 1 shares of the Fund they currently own.

It is currently anticipated that the Reverse Share Split will be completed on or about September 19, 2025.

The total dollar value of a shareholder’s investment in Class 1 shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of Class 1 shares of the Fund immediately following the Reverse Share Split as the shareholder did immediately prior to the Reverse Share Split.

The Reverse Share Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)
AZL ® Russell 1000 Value Index Fund
(the “Fund”)

Supplement dated September 3, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) dated May 1, 2025, each as supplemented

This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus,  prospectus and SAI and retained for future reference.

At a meeting held on August 19, 2025, the Board of Trustees (the “Board”) of the Trust approved a reverse share split of two to one (2:1) of the issued and outstanding Class 1 shares of the Fund (the “Reverse Share Split”), pursuant to which shareholders of Class 1 shares of the Fund will receive one Class 1 share in exchange for every two Class 1 shares of the Fund they currently own.

It is currently anticipated that the Reverse Share Split will be completed on or about September 19, 2025.

The total dollar value of a shareholder’s investment in Class 1 shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of Class 1 shares of the Fund immediately following the Reverse Share Split as the shareholder did immediately prior to the Reverse Share Split.

The Reverse Share Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)
AZL ® Russell 1000 Growth Index Fund
(the “Fund”)

Supplement dated September 3, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) dated May 1, 2025, each as supplemented

This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus,  prospectus and SAI and retained for future reference.

At a meeting held on August 19, 2025, the Board of Trustees (the “Board”) of the Trust approved a reverse share split of four to one (4:1) of the issued and outstanding Class 1 shares of the Fund (the “Reverse Share Split”), pursuant to which shareholders of Class 1 shares of the Fund will receive one Class 1 share in exchange for every four Class 1 shares of the Fund they currently own.

It is currently anticipated that the Reverse Share Split will be completed on or about September 19, 2025.

The total dollar value of a shareholder’s investment in Class 1 shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of Class 1 shares of the Fund immediately following the Reverse Share Split as the shareholder did immediately prior to the Reverse Share Split.

The Reverse Share Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)
AZL ® Fidelity Institutional Asset Management Multi-Strategy Fund
(the “Fund”)

Supplement dated September 3, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) dated May 1, 2025, each as supplemented

This supplement updates certain information contained in the summary prospectus, prospectus and SAI and should be attached to the summary prospectus,  prospectus and SAI and retained for future reference.

At a meeting held on August 19, 2025, the Board of Trustees (the “Board”) of the Trust approved a reverse share split of two to one (2:1) of the issued and outstanding Class 1 shares of the Fund (the “Reverse Share Split”), pursuant to which shareholders of Class 1 shares of the Fund will receive one Class 1 share in exchange for every two Class 1 shares of the Fund they currently own.

It is currently anticipated that the Reverse Share Split will be completed on or about September 19, 2025.

The total dollar value of a shareholder’s investment in Class 1 shares of the Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of Class 1 shares of the Fund immediately following the Reverse Share Split as the shareholder did immediately prior to the Reverse Share Split.

The Reverse Share Split will not be a taxable event, nor does it have an impact on the Fund’s holdings or performance.